Share-based Payment Expense - Summary of Movement and Options Outstanding Under Share Option Schemes (Parenthetical) (Detail) - Share Option Schemes Excluding Savings Related Share Option Schemes [member]
	12 Months Ended
	Dec. 31, 2020 yr € / shares	Dec. 31, 2019 € / shares	Dec. 31, 2018 € / shares
Disclosure Of Share Based Compensation Expense [line items]
Weighted average share price | € / shares	€ 31.70	€ 29.10	€ 27.90
Description of option Life share options granted | yr	10